Debt - Schedule of Embedded Derivatives (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Financial assets at fair value through profit or loss [abstract]
Beginning balance			$ 20,768,000
Fair value reassessment	$ (1,549,000)	$ (1,470,000)	(14,145,000)
Ending balance	3,604,000	5,153,000	$ 6,623,000
Total convertible debentures with embedded derivatives	$ 38,110,702	$ 39,674,933